Reverse Stock Split	21 Months Ended
Sep. 30, 2020
Reverse Stock Split
Reverse Stock Split

Note 19. Reverse Stock Split

On August 10, 2020, Midwest filed Articles of Amendment of Amended and Restated Articles of Incorporation (“Amendment”) that changed the total number of shares that the Company is authorized to issue to 22,000,000 shares of common stock, of which 20,000,000 were designated as voting common stock with a par value of $0.001 per share and 2,000,000 designated as non-voting common stock with a par value of $0.001 per share. The Amendment also provides for 2,000,000 shares of preferred stock with a par value of $0.001 per share. The Amendment provided that upon effectiveness, each 500 shares of voting common stock either issued or outstanding would be converted into one share of voting common stock through a reverse stock split. Fractional shares were not issued in connection with the reverse stock split but were paid out in cash. The Company paid approximately $175,000 for those fractional shares and is now holding treasury stock represented by that amount. Outstanding shares as of September 30, 2020 and 2019 were 2,718,967 and 2,042,670, respectively, and for December 31, 2019 and 2018 were 2,042,670 and 41,601, respectively. The effective date, August 27, 2020, for the reverse stock split was retrospectively applied to these financial statements.